Recently Issued Accounting Standards	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Text Block [Abstract]
Recently Issued Accounting Standards
2.	Recently Issued Accounting Standards

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11 in December 2011, “Disclosures about Offsetting Assets and Liabilities,” which was clarified in January 2013 by ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This guidance provides new disclosure requirements about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a netting agreement, to enable users of financial statements to understand the effects or potential effects of those arrangements on an entity’s financial position. The guidance was effective for the Company in the first quarter of fiscal 2014. The adoption did not have a material impact on the Company’s financial condition, results of operations and cash flows.

FASB issued ASU 2013-02, “Reporting Amounts Classified out of Accumulated Other Comprehensive Income,” in February 2013. This guidance requires an entity to present, either on the face of the statement of income or separately in the notes to the financial statements, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income, if those amounts are required to be reclassified to net income in their entirety in the same reporting period. For other amounts not required to be reclassified to net income in their entirety, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The guidance was effective for the Company in the first quarter of fiscal 2014. The adoption did not have a material impact on the Company’s financial condition, results of operations and cash flows.

FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” in July 2013. This update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists, to eliminate diversity in practice in the presentation of unrecognized tax benefits in those instances. Except in certain circumstances, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. This guidance is effective for the Company in the first quarter of fiscal 2015. The Company is still assessing the impact of the pronouncement.

FASB issued ASU 2014-04, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity,” in April 2014. Under the new guidance, only disposals representing a strategic shift in a company’s operations and financial results should be reported as discontinued operations, with expanded disclosures. In addition, disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify as a discontinued operation is required. This guidance is effective for the Company in the first quarter of fiscal 2016, with early adoption permitted. The Company is still assessing the impact of the pronouncement.

3.	Recently Issued Accounting Standards

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11 in December 2011, “Disclosures about Offsetting Assets and Liabilities,” which was clarified in January 2013 by ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This guidance provides new disclosure requirements about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a netting agreement, to enable users of financial statements to understand the effects or potential effects of those arrangements on an entity’s financial position. The guidance is effective for the Company in the first quarter of fiscal 2014. The Company is still assessing the impact of the pronouncement but does not expect it will have a material impact on its financial condition, results of operations and cash flows.

FASB issued ASU 2013-02, “Reporting Amounts Classified out of Accumulated Other Comprehensive Income,” in February 2013. This guidance requires an entity to present, either on the face of the statement of income or separately in the notes to the financial statements, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income, if those amounts are required to be reclassified to net income in their entirety in the same reporting period. For other amounts not required to be reclassified to net income in their entirety, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The guidance is effective for the Company in the first quarter of fiscal 2014. The Company is still assessing the impact of the pronouncement but does not expect it will have a material impact on its financial condition, results of operations and cash flows.

FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date,” in February 2013. This update provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance. An entity is required to measure those obligations as the sum of the amount the entity has agreed to pay on the basis of its arrangement among its co-obligors, and any additional amounts it expects to pay on behalf of its co-obligors. The guidance also requires the entity to disclose the nature and amount of those obligations. The guidance is effective for the Company in the first quarter of fiscal 2015. The Company is still assessing the impact of the pronouncement but does not expect it will have a material impact on its financial condition, results of operations and cash flows.